Basis of Presentation - Summary of Quantitative Information for Financial Instruments (Detail) - Interbank Offer Rate Reform [Member] - CAD ($) $ in Millions	Oct. 31, 2021	Nov. 01, 2020
Libor [Member] | U.S. dollars [member]
Disclosure Detail Of Quantitative Information for Financial Instruments [Line Items]
Non-derivative assets	$ 91,991	$ 100,521
Non-derivative liabilities	3,043	7,435
Derivative notional amount	1,340,121	1,570,534
Authorized and committed loan commitments	62,174	68,449
Libor [Member] | GBP [Member]
Disclosure Detail Of Quantitative Information for Financial Instruments [Line Items]
Non-derivative assets	730	868
Non-derivative liabilities	678	692
Derivative notional amount	28,385	20,972
Authorized and committed loan commitments	241	194
Others [Member] | Other Currencies [Member]
Disclosure Detail Of Quantitative Information for Financial Instruments [Line Items]
Non-derivative assets	844	1,225
Derivative notional amount	4,898	6,702
Authorized and committed loan commitments	$ 15,047	$ 23,633